Subsequent Events (Details) - USD ($)	Aug. 06, 2015	Jan. 13, 2015	Jan. 08, 2015	Jan. 31, 2014
Subsequent Event [Line Items]
Amount of convertible debt				$ 25,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued in conversion, Shares	129,870
Common stock issued in conversion, Value	$ 10,000
Amount of convertible debt		$ 100,000
Debt instrument, interest rate, effective percentage rate range, minimum		12.00%
Debt instrument, interest rate, effective percentage Rate range, maximum		15.00%
Debt conversion, converted instrument, shares issued		25,000
Debt conversion converted instrument shares issued increases		50,000
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of convertible debt			$ 109,000
Debt instrument, Peroid			1 year
Original issue discount convertible			3.00%
Conversion price			$ 0.50
Warrants issued			21,800
Exercise price			$ 0.63
Convertible debt, Description			80% of the share price that will be used by the Company in its next share issuance